Accounting Changes Splits Adjustments Reclassifications and Corrections of Non-Material Errors - Summary of Consolidated Statement of Financial Position (Detail)
$ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2017 MXN ($)
Condensed Balance Sheet Statements, Captions [Line Items]
Other accounts receivable	$ 1,584,846		$ 31,416,091		$ 31,615,623
Other financing receivables			31,416,091		31,615,623
Other non-financing receivables			940,454		886,827
Other current assets	175,063		2,829,233		3,492,283
Total current assets	16,535,400		343,035,041		329,859,739
Wells, pipelines, properties, plant and equipment, net	63,970,561		1,277,548,562		1,276,129,521
Other assets	380,151		4,654,007		7,583,510
Total non-current assets	80,136,961		1,641,212,039		1,598,628,189
Accumulated deficit from prior years	(111,014,607)		(1,933,106,785)		(2,214,597,087)
Net loss for the year	(25,518,054)	$ (509,052,065)	(282,112,024)	$ (180,419,837)
Total equity (deficit)	$ (120,545,552)		(1,931,409,302)	(1,459,405,432)	$ (2,404,727,030)	$ (1,502,377,342)
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Other financing receivables			31,416,091
Other non-financing receivables			59,825,720
Other current assets			2,829,233
Total current assets			343,035,041
Wells, pipelines, properties, plant and equipment, net			1,277,548,562
Other assets			4,654,007
Total non-current assets			1,641,212,039
Accumulated deficit from prior years			(1,933,106,785)
Net loss for the year			(282,112,024)	(180,419,837)
Total equity (deficit)			(1,931,409,302)
Previously Reported [member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Other accounts receivable			91,241,811
Other current assets			346,563
Total current assets			340,552,371
Wells, pipelines, properties, plant and equipment, net			1,211,749,502
Other assets			7,136,677
Total non-current assets			1,577,895,649
Accumulated deficit from prior years			(1,933,106,785)
Net loss for the year			(347,911,084)	$ (180,419,837)
Total equity (deficit)			(1,997,208,362)
Reclassification [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Other accounts receivable			(91,241,811)
Other financing receivables			31,416,091
Other non-financing receivables			59,825,720
Other current assets			2,482,670
Total current assets			2,482,670
Other assets			(2,482,670)
Total non-current assets			(2,482,670)
Adjustment of non-material correction [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Wells, pipelines, properties, plant and equipment, net			65,799,060
Total non-current assets			65,799,060
Net loss for the year			65,799,060
Total equity (deficit)			$ 65,799,060